GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
GOING CONCERN:
GOING CONCERN
3	GOING CONCERN

As shown in the accompanying financial statements, the Company incurred a net loss of $2,631,114 during the six months ended June 30, 2014. As of June 30, 2014, the Company had an accumulated deficit of $8,024,786. The Company had a working capital deficiency of $312,654, including a non-cash derivative liability of $16,104 as of June 30, 2014. These operating losses and working capital deficiency create an uncertainty about the Company’s ability to continue as a going concern. Although no assurances can be given, management of the Company believes that potential additional issuances of equity or other potential financing will provide the necessary funding for the Company to continue as a going concern. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. The Company is economically dependent upon future capital contributions or financing to fund ongoing operations.

Management continues to seek funding to pursue its business plans. Such funding may be obtained in the form of debt or equity financing, debt/equity hybrid instruments such as convertible debt, or a combination thereof. As such, the Company could incur additional leverage on its balance sheet and/or significant dilution of the current shareholders. There can be no assurance that the Company will be successful in obtaining the financing or funding necessary to continue as a going concern.

GOING CONCERN.
3	GOING CONCERN

As shown in the accompanying financial statements, the Company incurred a net loss of $3,816,851 during the year ended December 31, 2013. As of December 31, 2013, the Company had an accumulated deficit of $5,393,672. The Company had a working capital deficiency of $1,110,828, including a non-cash derivative liability of $237,799 as of December 31, 2013. These operating losses and working capital deficiency create an uncertainty about the Company s ability to continue as a going concern. Although no assurances can be given, management of the Company believes that potential additional issuances of equity or other potential financing will provide the necessary funding for the Company to continue as a going concern. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. The Company is economically dependent upon future capital contributions or financing to fund ongoing operations.

Management continues to seek funding to pursue its business plans. Such funding may be obtained in the form of debt or equity financing, debt/equity hybrid instruments such as convertible debt, or a combination thereof. As such, the Company could incur additional leverage on its balance sheet and/or significant dilution of the current shareholders.  There can be no assurance that the Company will be successful in obtaining the financing or funding necessary to continue as a going concern.